OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Minimum future revenue to be received under non-cancelable operating leases
The minimum future revenues to be received under the Company's non-cancelable operating leases on its vessels as of December 31, 2019, are as follows:

Year ending December 31,	(in thousands of $)
2020	310,083
2021	272,961
2022	248,508
2023	234,689
2024	168,301
Thereafter	164,818
Total minimum lease revenues	1,399,360

Cost and accumulated depreciation of vessels leased to third parties on operating leases
The cost and accumulated depreciation of vessels (owned and under finance leases) leased to third parties on non-cancelable operating leases at December 31, 2019 and 2018 were as follows:

(in thousands of $)	2019	2018
Cost	2,100,533	2,336,269
Accumulated depreciation	315,934	309,135
Total	1,784,599	2,027,134